Other disclosures (Details) $ in Thousands, $ in Millions	Jun. 30, 2022 AUD ($) $ / $ Payment	Jun. 30, 2022 USD ($) $ / $ Payment	Jun. 30, 2021 AUD ($)
Capital and other commitments [Abstract]
Commitments	$ 1,628		$ 1,748
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment	4	4
Contingent liability settlement payable amount		$ 3
Exchange rate | $ / $	0.75	0.75
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights	$ 302		274
Non-cancellable operating lease rental commitments	52		161
Exploration and evaluation expenditure commitments	245		176
Commitments	599		612
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	496		553
Non-cancellable operating lease rental commitments	42		230
Exploration and evaluation expenditure commitments	491		353
Commitments	1,029		1,136
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	0		0
Non-cancellable operating lease rental commitments	0		0
Exploration and evaluation expenditure commitments	0		0
Commitments	$ 0		$ 0